Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Other Related Party Transactions

NOTE 13 – OTHER RELATED PARTY TRANSACTIONS

Management Agreement

On November 30, 2017, the Company entered into a management agreement with Dynamic Capital, LLC, a Delaware limited liability company owned by the AEL Irrevocable Trust and managed by Adam Levin (“Dynamic Capital”). Pursuant to the agreement, Dynamic Capital shall perform consulting services for the Company relating to, among other things, sourcing and analyzing strategic acquisitions and introductions to various financing sources. Dynamic Capital shall receive a management fee payable in cash equal to 1.125% of total consolidated net revenues for the fiscal years ended December 31, 2017 and 2018, payable in monthly installments. The annual fee is subject to a cap of $750,000 in each of 2017 and 2018. At its option, Dynamic Capital may defer payment until the end of each year and receive payment in the form of shares of Class A common stock of the Company. Dynamic Capital agreed it shall not, nor shall it permit any of its affiliates, members, officers or associates, including the AEL Irrevocable Trust, to purchase, sell or otherwise trade in any shares of Boxlight common stock during the term of the agreement. As of June 30, 2018 and December 31, 2017, the Company had a payable of $202,755 and $35,632, respectively, pursuant to the agreement.

On January 31, 2018, the Company entered into a management agreement with an entity owned and controlled by our President and Director, Michael Pope. Effective as of the first day of the same month that Mr. Pope’s employment with the Company shall terminate, and for a term of 13 months, Mr. Pope shall provide consulting services to the Company including sourcing and analyzing strategic acquisitions, assisting with financing activities, and other services. As consideration for the services provided, the Company shall pay a management fee equal to 0.375% of the consolidated net revenues of the Company, payable in monthly installments, not to exceed $250,000 in any calendar year. At his option, Mr. Pope may defer payment until the end of each year and receive payment in the form of shares of Class A common stock of the Company.

Sales and Purchases - EDI

Everest Display Inc. (“EDI”), an affiliate of the Company’s major shareholder K-Laser, is a major supplier of products to the Company. For the six months ended June 30, 2018 and 2017, the Company had purchases of $2,701,899 and $2,023,654, respectively, from EDI. For the six months ended June 30, 2018 and 2017, the Company had sales of $5,100 and $19,688, respectively, to EDI. As of June 30, 2018, and December 31, 2017, the Company had accounts payable of approximately of $4,871,000 and $4,325,000, respectively, to EDI.

NOTE 15 – OTHER RELATED PARTY TRANSACTIONS

Management Agreement – VC2 Advisors, LLC

On July 15, 2015, the Company entered into a management agreement with VC2 Advisors LLC, a Delaware limited liability company, in which Michael Pope, our President and Director, was a manager. VC2 Advisors is owned by Sugar House Trust and AEL Irrevocable Trust, trusts established for the benefit of the families of Michael Pope and Adam Levin. Pursuant to the agreement, VC2 shall perform consulting services for the Company relating to, among other things, sourcing and analyzing strategic acquisitions and introductions to various financing sources. VC2 shall receive an annual management fee payable in cash equal to 1.5% of total consolidated revenues at the end of each fiscal year ended December 31, 2016, 2017 and 2018, payable in monthly installments, commencing as of the date of the Company’s IPO. The annual fee is subject to a cap of $1,000,000 in each of 2016, 2017 and 2018. At its option, VC2 may also defer payment until the end of each year, payable as an option to purchase shares of Class A common stock of the Company, at a price per share equal to 100% of the closing price of the Company’s Class A common stock as traded on Nasdaq or any other national securities exchange as of December 31 of such year in question. Effective October 12, 2016, as a result of Adam Levin and Michael Pope no longer being employed at VC2, the consulting agreement with VC2 was terminated. Subsequently, the Company entered into new consulting agreements on identical terms with other entities which now employ Michael Pope and Adam Levin. As of December 31, 2017, the Company had a payable of $35,632 pursuant to these agreements.

In 2018, as a result of Adam Levin and Michael Pope no longer working at VC2 Advisors, the Company canceled the VC2 Advisors agreement and entered into a new management agreement, with substantially the same terms, with Canaan Parish, LLC, an entity affiliated with Michael Pope.

Sales and Purchases - EDI

EDI, an affiliate of the Company’s major shareholder K-Laser, is a major supplier of products to the Company. For the years ended December 31, 2017 and 2016, the Company had purchases of approximately $5.3 and $2.8 million, respectively, from Everest Display Inc. For the years ended December 31, 2017 and 2016, the Company had sales of approximately $66,000 and $160,000, respectively, to Everest Display Inc. As of December 31, 2017 and 2016, the Company had accounts payable of approximately of $4,325,000 and $3,618,000, respectively, to Everest Display Inc.